Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2017
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Description of the Business and Relevant Events

1. Description of the Business and Relevant Events

I. Corporate Information

América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.

In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 24 countries where it has networks, and such licenses have different dates of expiration through 2046.

Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.

The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Delegación Miguel Hidalgo, 11529, Mexico City, Mexico.

The accompanying consolidated financial statements were approved for their issuance by the Company’s Chief Financial Officer on April 26, 2018, and subsequent events have been considered through that date.

II. Relevant events in 2017

a)

On July 25, 2017, an arbitration tribunal, constituted at the request of Colombia’s Ministry of Information Technologies and Communications (the “ITC Ministry”) to implement a decision of the Colombian Constitutional Court, ordered the reversion of certain assets of our subsidiary Comunicación Celular, S.A. (“Comcel”) to the ITC Ministry. Such asset reversion was ordered under Comcel’s original concession agreements granted in 1994 and extended through 2013 without applying laws 422 of 1998 and 1341 of 2009 which had eliminated such reversion. In lieu of surrendering the assets, the arbitration tribunal ordered Comcel to pay the ITC Ministry an amount of 3,155 billion Colombian pesos (Ps.18,547,629). On that date Comcel booked the obligation as part of other expenses in the Consolidated Statement of Comprehensive Income. As required by the ITC Ministry, on August 29, 2017, Comcel made such payment under protest reserving all of its rights and those of its shareholders. The Company and Comcel have challenged the legality of the decisions of the Constitutional Court and the arbitration tribunal before all competent national and international fora. See Note 16 c).

b)	During 2017, there was a currency depreciation of the Mexican peso against the Euro and the Great Britain Pound (GBP). Because a significant portion of the Company´s debt is denominated in Euros and in GBPs, even when the portion of the debt denominated in US dollars reported a foreign exchange gain due to the appreciation of the Mexican peso against the US dollar, the currency depreciation adversely affected the results of the Company as part of the foreign currency exchange loss of the period.

c)	In addition, during 2017 the Mexican peso appreciated against the Brazilian real. Due to the fact that a significant portion of the Company´s subsidiary operations has the Brazilian real as functional currency, the Company recognized an adverse effect in the Cumulative Translation adjustment in the Shareholders’ Equity.